UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22212

CALVERT SAGE FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2011

Item 1. Schedule of Investments.

CALVERT LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 97.8%	SHARES	VALUE
Beverages - 0.8%
Coca-Cola Co.	10,900	$733,461

Capital Markets - 5.2%
AllianceBernstein Holding LP*	41,200	800,928
Goldman Sachs Group, Inc.	6,413	853,506
Legg Mason, Inc.	30,300	992,628
Morgan Stanley	90,400	2,080,104
		4,727,166

Chemicals - 2.2%
Dow Chemical Co.	54,000	1,944,000

Commercial Banks - 3.7%
US Bancorp	62,900	1,604,579
Wells Fargo & Co.	62,323	1,748,783
		3,353,362

Communications Equipment - 1.5%
Cisco Systems, Inc.	66,560	1,039,002
Motorola Mobility Holdings, Inc.*	12,587	277,417
		1,316,419

Computers & Peripherals - 1.5%
Hewlett-Packard Co.	37,800	1,375,920

Diversified Financial Services - 5.5%
Bank of America Corp.	150,692	1,651,584
CME Group, Inc.	4,700	1,370,473
JPMorgan Chase & Co.	47,864	1,959,552
		4,981,609

Diversified Telecommunication Services - 6.3%
AT&T, Inc.	73,990	2,324,026
Frontier Communications Corp.	213,922	1,726,351
Verizon Communications, Inc.	44,400	1,653,012
		5,703,389

Electric Utilities - 4.8%
Duke Energy Corp.	118,048	2,222,844
Exelon Corp.	49,100	2,103,444
		4,326,288

Electrical Equipment - 1.8%
Emerson Electric Co.	29,428	1,655,325

Electronic Equipment & Instruments - 1.9%
TE Connectivity Ltd.	46,625	1,713,935

Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.	22,900	1,612,389

Food & Staples Retailing - 5.0%
CVS Caremark Corp.	61,200	2,299,896
Wal-Mart Stores, Inc.	41,000	2,178,740
		4,478,636

Food Products - 2.4%
Unilever NV, NY Shares	65,500	2,151,675

Health Care Equipment & Supplies - 1.2%
Covidien plc	21,225	1,129,807

Health Care Providers & Services - 1.8%
WellPoint, Inc.	20,700	1,630,539

Household Durables - 0.8%
Sony Corp. (ADR)	27,700	731,003

Household Products - 2.3%
Procter & Gamble Co.	33,200	2,110,524

Industrial Conglomerates - 6.7%
3M Co.	23,945	2,271,183
General Electric Co.	106,600	2,010,476
Tyco International Ltd.	35,625	1,760,944
		6,042,603

Insurance - 6.3%
Berkshire Hathaway, Inc., Class B*	19,000	1,470,410
Hartford Financial Services Group, Inc.	83,600	2,204,532
MetLife, Inc.	45,500	1,996,085
		5,671,027

Internet Software & Services - 1.1%
Google, Inc.*	2,000	1,012,760

IT Services - 1.7%
International Business Machines Corp.	8,700	1,492,485

Media - 6.2%
CBS Corp., Class B	35,174	1,002,107
Comcast Corp.	21,000	532,140
Gannett Co., Inc.	36,550	523,396
News Corp., Class B	79,100	1,430,128
Time Warner, Inc.	58,007	2,109,715
		5,597,486

Metals & Mining - 2.0%
Newmont Mining Corp.	33,100	1,786,407

Oil, Gas & Consumable Fuels - 11.9%
ConocoPhillips	28,554	2,146,975
Devon Energy Corp.	21,000	1,655,010
Exxon Mobil Corp.	19,400	1,578,772
Marathon Oil Corp.	37,000	1,949,160
Royal Dutch Shell plc (ADR)	31,100	2,212,143
Spectra Energy Corp.	44,024	1,206,698
		10,748,758

Pharmaceuticals - 8.8%
GlaxoSmithKline plc (ADR)	42,707	1,832,130
Johnson & Johnson	25,465	1,693,932
Merck & Co., Inc.	62,500	2,205,625
Pfizer, Inc.	108,000	2,224,800
		7,956,487

Software - 2.6%
Microsoft Corp.	91,201	2,371,226

Total Equity Securities (Cost $88,741,407)		88,354,686

TIME DEPOSIT - 2.0%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$1,823,725	1,823,725

Total Time Deposit (Cost $1,823,725)		1,823,725

TOTAL INVESTMENTS (Cost $90,565,132) - 99.8%		90,178,411
Other assets and liabilities, net - 0.2%		158,660
NET ASSETS - 100%		$90,337,071

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

34 - CALVERT SOCIAL INDEX FUND ANNUAL REPORT

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Large Cap Value Fund (the "Fund"), the sole series of Calvert SAGE Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The Fund was organized as a Maryland business trust on June 9, 2008.  On November 28, 2008, the Fund sold 10,000 shares (“initial shares”) valued at $100,000, to Calvert Asset Management Company, Inc.  The Fund began operations on December 12, 2008 and offers three separate classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase.  Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$88,354,686	-	-	$88,354,686
Other debt obligations	-	$1,823,725	-	1,823,725
TOTAL	$88,354,686	$1,823,725	-	$90,178,411

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

ANNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

36 - CALVERT SOCIAL INDEX FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The cost of investments owned at June 30, 2011 for federal income tax purposes was $90,772,421.  Net unrealized depreciation aggregated $594,010 of which $9,941,913 related to appreciated securities and $10,535,923 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $899,562 and $12,487,447 at September 30, 2010 may be utilized to offset future capital gains until expiration in September 2017 and September 2018, respectively.

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)       The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)       There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Chairperson and President – Principal Executive Officer

Date:   August 26, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Chairperson and President – Principal Executive Officer

Date:   August 26, 2011

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:   August 26, 2011